Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings (loss) per share
Schedule of earnings (loss) per share

	FOR THE YEAR ENDED DECEMBER 31,
	2019	2020	2021
			(As restated)
Weighted average number of outstanding shares	16,966,140	60,022,714	118,332,562
Treasury shares	83,479	48,228	49,882
Weighted average number of outstanding shares (without Treasury shares)	16,882,661	59,974,486	118,282,679

Net loss (in thousands of euros)	(18,946)	(25,517)	(31,164)
Basic loss per share (€/share)	(1.12)	(0.43)	(0.26)
Diluted loss per share (€/share)	(1.12)	(0.43)	(0.26)